Income Taxes - Income Tax Expenses (Recoveries) Recognized Directly in Equity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Recognized in other comprehensive income
Current income tax expenses (recoveries)	$ (11)	$ 174
Deferred income tax expenses (recoveries)	183	885
Total recognized in other comprehensive income	172	1,059
Recognized in equity, other than other comprehensive income
Current income tax expenses (recoveries)	4	4
Deferred income tax expenses (recoveries)	(4)	(5)
Total income tax recognized directly in equity	$ 0	$ (1)